Segmental reporting	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segmental reporting	Segmental reporting
The Barclays Bank Group segments, in addition to Head Office, are outlined below:
•UKCB: UK Corporate Bank brings together lending, trade and working capital, liquidity, payments and FX solutions for corporate clients with turnover of over £6.5m
•PBWM: Barclays Private Banking and Wealth Management provides holistic wealth and private banking solutions and is structured to service clients from across the UK wealth spectrum and grow the Private Bank franchise in selected international markets
•IB: Investment Bank incorporates the Global Markets, Investment Banking and International Corporate Banking businesses, serving FTSE 350, multinationals and financial institution clients
•USCB: US Consumer Bank represents the US credit card business, particularly focused in the partnership market as well as an online deposit franchise

Analysis of results by business
	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
Half year ended 30.06.25	£m	£m	£m	£m	£m	£m
Net interest income	729	425	786	1,332	223	3,495
Non-interest income	306	292	6,567	369	53	7,587
Total income	1,035	717	7,353	1,701	276	11,082
Of which inter-segmental income/(expense)	992	921	(1,761)	(3)	(149)	—
Operating costs	(513)	(494)	(4,118)	(817)	(313)	(6,255)
UK regulatory levies	(24)	(2)	(27)	—	—	(53)
Litigation and conduct	(39)	—	(11)	(3)	(6)	(59)
Total operating expenses	(576)	(496)	(4,156)	(820)	(319)	(6,367)
Other net income[1]	—	—	—	—	—	—
Profit/(loss) before impairment	459	221	3,197	881	(43)	4,715
Credit impairment (charge)/release	(31)	11	(139)	(711)	(5)	(875)
Profit/(loss) before tax	428	232	3,058	170	(48)	3,840

As at 30.06.25	£bn	£bn	£bn	£bn	£bn	£bn
Total assets	68.2	41.7	1,140.5	31.1	15.8	1,297.3
Total liabilities	102.2	76.3	1,028.8	23.6	5.2	1,236.1

	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
Half year ended 30.06.24	£m	£m	£m	£m	£m	£m
Net interest income	604	376	654	1,347	134	3,115
Non-interest income	308	272	5,905	344	(250)	6,579
Total income	912	648	6,559	1,691	(116)	9,694
Of which inter-segmental income / (expense)	1,217	1,045	(1,809)	(3)	(450)	—
Operating costs	(492)	(454)	(3,963)	(807)	(349)	(6,065)
UK regulatory levies	(30)	(3)	(33)	—	—	(66)
Litigation and conduct	—	1	(11)	(4)	(42)	(56)
Total operating expenses	(522)	(456)	(4,007)	(811)	(391)	(6,187)
Other net income[1]	—	—	—	—	1	1
Profit/(loss) before impairment	390	192	2,552	880	(506)	3,508
Credit impairment (charge)/release	(23)	3	(34)	(719)	(58)	(831)
Profit/(loss) before tax	367	195	2,518	161	(564)	2,677

As at 31.12.24	£bn	£bn	£bn	£bn	£bn	£bn
Total assets	61.3	34.1	1,061.8	34.9	26.4	1,218.5
Total liabilities	94.7	75.0	955.6	24.5	9.5	1,159.3
Inter-segmental income/(expense) refers to the internal charging of revenues between different business segments, reflecting how resources such as funding, capital, or services are utilised across the Barclays Bank Group. Segments which operate with a net customer deposit position contribute surplus deposits as a funding source for other Barclays Bank Group segment activities.
1    Other net income represents the share of post-tax results of associates and joint ventures.